Document and Entity Information	6 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	GFN
Entity Registrant Name	General Finance CORP
Entity Central Index Key	0001342287
Entity Filer Category	Smaller Reporting Company